Warrants (Tables)	6 Months Ended
Jun. 30, 2025
Warrants [Abstract]
Schedule of Fair Value

The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	December 31, 2024		June 30, 2025
Dividend yield (%)	0		0
Expected volatility (%)	72		72
Risk-free interest rate (%)	4.38		3.987
Underlying share price ($)	7.56		6.53
Exercise price ($)	1,435.98		1,435.98
Warrants fair value ($)	-	(*)	-	(*)

(*) Less than $1

The Debenture Warrants’ fair value was calculated using the Binomial model using the following inputs:

	June 30, 2025	February 25, 2025
Dividend yield (%)	0	0
Expected volatility (%)	149.11	110.16
Risk-free interest rate (%)	3.77	4.12
Underlying share price ($)	6.53	7.78
Exercise price ($)	11.6172	11.6172
Warrants fair value ($)	1,568	1,750